Lease - Summary of Details of Expense Relating to Lease Contracts As Lessee (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure - Details of expense relating to lease contracts as lessee [Abstract]
Depreciation of right-of-use assets	₩ 554,615	₩ 586,254
Interest expense on lease liabilities	93,651	111,782
Leases expenses for short-term leases	199,490	45,787
Leases expenses for leases of low-value assets	2,349	2,796
Variable lease payments	54,675	33,267
Total expense relating to lease contracts as lessee	₩ 904,780	₩ 779,886